JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.5%
Automobiles — 4.3%
Tesla, Inc.*	1,110	476,133
Thor Industries, Inc.(a)	699	66,624

		542,757

Banks — 0.8%
First Republic Bank	866	94,469

Biotechnology — 4.7%
Alnylam Pharmaceuticals, Inc.*	367	53,437
Amgen, Inc.	999	253,890
Exact Sciences Corp.*(a)	972	99,081
Exelixis, Inc.*	3,035	74,216
Regeneron Pharmaceuticals, Inc.*	197	110,479

		591,103

Building Products — 1.9%
Fortune Brands Home & Security, Inc.	1,383	119,686
Trane Technologies plc	988	119,760

		239,446

Capital Markets — 3.0%
BlackRock, Inc.	165	93,071
Blackstone Group, Inc. (The), Class A	1,289	67,287
Charles Schwab Corp. (The)	2,865	103,801
S&P Global, Inc.	291	104,892

		369,051

Commercial Services & Supplies — 1.4%
Copart, Inc.*	768	80,803
Waste Connections, Inc.	877	91,023

		171,826

Electrical Equipment — 1.9%
AMETEK, Inc.	772	76,700
Generac Holdings, Inc.*	846	163,768

		240,468

Electronic Equipment, Instruments & Components — 2.0%
Amphenol Corp., Class A	617	66,825
Keysight Technologies, Inc.*	1,012	99,927
Zebra Technologies Corp., Class A*	333	83,972

		250,724

Entertainment — 2.4%
Netflix, Inc.*	286	143,212
Spotify Technology SA*	292	70,838
Take-Two Interactive Software, Inc.*	505	83,428

		297,478

Health Care Equipment & Supplies — 2.3%
DexCom, Inc.*	246	101,269
Insulet Corp.*	230	54,488
Intuitive Surgical, Inc.*	193	137,129

		292,886

Health Care Providers & Services — 2.9%
McKesson Corp.	469	69,808
UnitedHealth Group, Inc.	924	287,972

		357,780

Health Care Technology — 0.7%
GoodRx Holdings, Inc., Class A*	370	20,594
Teladoc Health, Inc.*(a)	292	64,126

		84,720

Hotels, Restaurants & Leisure — 0.7%
Las Vegas Sands Corp.	1,842	85,968

Household Durables — 0.8%
Garmin Ltd.	1,119	106,173

Insurance — 1.1%
Progressive Corp. (The)	1,424	134,782

Interactive Media & Services — 4.0%
Alphabet, Inc., Class C*	223	327,392
Facebook, Inc., Class A*	662	173,495

		500,887

Internet & Direct Marketing Retail — 8.1%
Amazon.com, Inc.*	285	897,410
Booking Holdings, Inc.*	70	119,542

		1,016,952

IT Services — 7.4%
Booz Allen Hamilton Holding Corp.	1,443	119,716
Global Payments, Inc.	800	142,059
Mastercard, Inc., Class A	868	293,559
MongoDB, Inc.*(a)	294	68,175
PayPal Holdings, Inc.*	1,328	261,665
Snowflake, Inc., Class A*(a)	149	37,399

		922,573

Life Sciences Tools & Services — 2.0%
Mettler-Toledo International, Inc.*	120	115,874
Thermo Fisher Scientific, Inc.	317	139,827

		255,701

Machinery — 2.1%
Ingersoll Rand, Inc.*	1,810	64,426
Nordson Corp.	312	59,943
Stanley Black & Decker, Inc.	883	143,206

		267,575

Media — 0.5%
New York Times Co. (The), Class A	1,596	68,272

Personal Products — 1.0%
Estee Lauder Cos., Inc. (The), Class A	572	124,909

Pharmaceuticals — 2.6%
Catalent, Inc.*	1,149	98,421
Horizon Therapeutics plc*	1,018	79,116
Jazz Pharmaceuticals plc*	539	76,904
Royalty Pharma plc, Class A(a)	1,542	64,867

		319,308

Professional Services — 1.4%
FTI Consulting, Inc.*	889	94,256
IHS Markit Ltd.	1,053	82,643

		176,899

Road & Rail — 1.0%
Lyft, Inc., Class A*(a)	1,345	37,048
Old Dominion Freight Line, Inc.	517	93,559

		130,607

Semiconductors & Semiconductor Equipment — 10.1%
Advanced Micro Devices, Inc.*	2,435	199,683
Enphase Energy, Inc.*(a)	1,235	101,965
Entegris, Inc.	1,392	103,505

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Lam Research Corp.	398	132,135
Microchip Technology, Inc.(a)	619	63,649
NVIDIA Corp.	570	308,456
QUALCOMM, Inc.	1,899	223,457
SolarEdge Technologies, Inc.*	471	112,230

		1,245,080

Software — 13.2%
Cadence Design Systems, Inc.*	692	73,788
Crowdstrike Holdings, Inc., Class A*	759	104,230
Microsoft Corp.	4,264	896,854
ServiceNow, Inc.*	246	119,432
Splunk, Inc.*	597	112,391
Synopsys, Inc.*	472	101,028
Trade Desk, Inc. (The), Class A*(a)	273	141,744
Zscaler, Inc.*	574	80,791

		1,630,258

Specialty Retail — 5.1%
CarMax, Inc.*(a)	1,082	99,468
Home Depot, Inc. (The)	826	229,441
National Vision Holdings, Inc.*	1,146	43,805
O’Reilly Automotive, Inc.*	251	115,856
Tractor Supply Co.	1,054	151,062

		639,632

Technology Hardware, Storage & Peripherals — 6.6%
Apple, Inc.	7,161	829,366

Textiles, Apparel & Luxury Goods — 1.2%
NIKE, Inc., Class B	1,161	145,719

Thrifts & Mortgage Finance — 0.3%
Rocket Cos., Inc., Class A*(a)	2,183	43,514

TOTAL COMMON STOCKS (Cost $6,258,473)		12,176,883

SHORT-TERM INVESTMENTS — 4.8%
INVESTMENT COMPANIES — 2.1%
JPMorgan Prime Money Market Fund Class IM Shares, 0.23%(b)(c) (Cost $266,658)	266,517	266,704

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 2.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.29%(b)(c)	257,689	257,740
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06%(b)(c)	74,150	74,150

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $331,909)		331,890

TOTAL SHORT-TERM INVESTMENTS (Cost $598,567)		598,594

Total Investments — 102.3% (Cost $6,857,040)		12,775,477
Liabilities in Excess of Other Assets — (2.3)%		(283,941)

Net Assets — 100.0%		12,491,536

Percentages indicated are based on net assets.

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at September 30, 2020. The total value of securities on loan at September 30, 2020 is approximately $326,560,000.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2020.
*	Non-income producing security.

A. Valuation of Investments - Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$12,775,477	$—	$—	$12,775,477

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates - The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

	For the period ended September 30, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.23% (a) (b)	$105,416	$877,549	$716,218	$(31)	$(12)	$266,704	266,517	$130	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.29% (a) (b)	302,529	929,000	973,751	(22)	(16)	257,740	257,689	231	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a) (b)	31,490	239,853	197,193	—	—	74,150	74,150	7	—

Total	$439,435	$2,046,402	$1,887,162	$(53)	$(28)	$598,594		$368	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(b)	The rate shown is the current yield as of September 30, 2020.